SHARE BASED COMPENSATION - Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility, minimum	46.91%	41.12%	44.90%
Expected volatility, maximum	529.23%	48.71%	48.65%
Risk free interest, minimum	1.68%	0.60%	0.35%
Risk free interest, maximum	3.65%	1.39%	0.53%
Dividend yield	0.00%	0.00%	0.00%
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	5 years	5 years	5 years 7 months 28 days
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	6 years 2 months 8 days	6 years 3 months 7 days	6 years 1 month 24 days